Initial Public Offering - Additional Information (Details) - ECP Environmental Growth Opportunities Corp [Member]			12 Months Ended
	Jul. 18, 2021 $ / shares shares	Feb. 11, 2021 $ / shares shares	Dec. 31, 2021 USD ($) Private $ / shares shares
Subsidiary or Equity Method Investee [Line Items]
Shares issued, price per share		$ 10.00
Purchase price of warrants			$ 11.50
Proceeds from Private Placement Warrants | $			$ 9,400,000
Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Number of warrant holder to purchase share | shares			1
Initial Public Offering
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares		34,500,000	34,500,000
Shares issued, price per share		$ 10.00	$ 10.00
Proceeds from Private Placement Warrants | $			$ 12,880,575
Initial Public Offering | Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Purchase price of warrants			$ 11.50
Over-allotments
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares		4,500,000	4,500,000
Private Placement Warrants
Subsidiary or Equity Method Investee [Line Items]
Purchase price of warrants			$ 1.50
Number of private sales | Private			2
Number of warrants | shares			6,266,667
Proceeds from Private Placement Warrants | $			$ 9,400,000
Private Placement Warrants | Class A Common Stock
Subsidiary or Equity Method Investee [Line Items]
Shares issued | shares	7,500,000
Shares issued, price per share	$ 10.00